PORTFOLIO OF INVESTMENTS – as of June 30, 2023 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 90.4% of Net Assets
Non-Convertible Bonds – 86.1%
	ABS Car Loan – 0.6%
$ 802,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026, 144A	$741,345
488,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025, 144A	480,799
300,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class D, 9.400%, 9/25/2029, 144A	302,498
410,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026, 144A	387,939

		1,912,581

	ABS Other – 0.1%
214,456	Business Jet Securities LLC, Series 2021-1A, Class C, 5.067%, 4/15/2036, 144A	197,369
223,082	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037, 144A	203,289

		400,658

	Aerospace & Defense – 1.4%
400,000	Bombardier, Inc., 6.000%, 2/15/2028, 144A	378,042
1,355,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	1,345,871
355,000	TransDigm, Inc., 4.875%, 5/01/2029	317,108
390,000	TransDigm, Inc., 5.500%, 11/15/2027	367,848
160,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	159,218
1,655,000	TransDigm, Inc., 6.750%, 8/15/2028, 144A	1,661,273

		4,229,360

	Airlines – 1.3%
485,000	Allegiant Travel Co., 7.250%, 8/15/2027, 144A	483,210
390,557	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	359,273
1,058,164	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	994,156
2,285,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	2,218,687

		4,055,326

	Automotive – 3.8%
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	452,323
185,000	Dana, Inc., 4.250%, 9/01/2030	154,019

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$ 180,000	Ford Motor Co., 3.250%, 2/12/2032	$141,603
1,115,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	1,042,291
3,080,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	2,864,013
545,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	547,888
1,200,000	Ford Motor Credit Co. LLC, 6.950%, 6/10/2026	1,205,916
1,620,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(a)	1,318,275
895,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(a)	764,887
320,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(a)	280,910
340,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	340,527
750,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029, 144A	639,910
1,100,000	Nissan Motor Acceptance Co. LLC, 1.850%, 9/16/2026, 144A	933,196
545,000	Nissan Motor Co. Ltd., 4.345%, 9/17/2027, 144A	495,680
270,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	221,400
265,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	79,871
280,000	ZF North America Capital, Inc., 7.125%, 4/14/2030, 144A	285,130

		11,767,839

	Banking – 2.8%
665,000	Ally Financial, Inc., 5.750%, 11/20/2025	640,436
715,000	Barclays PLC, (fixed rate to 6/27/2033, variable rate thereafter), 7.119%, 6/27/2034	714,715
405,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	320,481
750,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	550,027
605,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	457,499
620,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	523,521
1,630,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033, 144A	1,624,019
295,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	353,598

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 250,000	UBS Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	$229,242
1,515,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	1,505,431
250,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028, 144A	250,920
500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	511,715
1,180,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	1,001,406

		8,683,010

	Brokerage – 0.2%
340,000	Coinbase Global, Inc., 3.375%, 10/01/2028, 144A	227,406
185,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	109,304
405,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	332,025

		668,735

	Building Materials – 2.4%
485,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030, 144A	479,796
490,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	426,373
635,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028, 144A	600,071
2,760,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	2,323,656
840,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(a)	747,553
840,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	701,400
540,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	446,715
450,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	371,250
470,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	403,674
370,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/2026, 144A	349,578
320,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	277,151
580,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	394,400

		7,521,617

	Cable Satellite – 7.2%
3,845,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	3,106,183

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 1,175,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	$888,027
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	11,977
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028, 144A	2,018,064
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	582,028
200,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	135,378
200,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	139,443
6,970,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	3,101,212
4,090,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	1,904,746
215,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	178,878
1,955,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	923,092
425,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	343,415
1,645,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	1,489,770
1,145,000	DISH DBS Corp., 5.125%, 6/01/2029	531,676
1,410,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	1,131,063
1,105,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	821,881
4,160,000	DISH DBS Corp., 7.750%, 7/01/2026	2,549,934
495,000	Sirius XM Radio, Inc., 3.875%, 9/01/2031, 144A	382,780
665,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	616,980
385,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	237,595
720,000	UPC Broadband Finco BV, 4.875%, 7/15/2031, 144A	592,625
710,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027, 144A	651,653

		22,338,400

	Chemicals – 2.3%
205,000	Ashland, Inc., 3.375%, 9/01/2031, 144A	163,742
810,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	584,763
835,000	Chemours Co., 4.625%, 11/15/2029, 144A	705,672

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$ 390,000	Consolidated Energy Finance SA, 5.625%, 10/15/2028, 144A	$331,578
4,738,000	Hercules LLC, 6.500%, 6/30/2029	4,389,236
240,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	219,012
610,000	Olympus Water U.S. Holding Corp., 4.250%, 10/01/2028, 144A	482,233
325,000	Olympus Water U.S. Holding Corp., 9.750%, 11/15/2028, 144A	316,972
165,000	WR Grace Holdings LLC, 5.625%, 8/15/2029, 144A	135,185

		7,328,393

	Consumer Cyclical Services – 3.0%
1,585,000	ADT Security Corp., 4.125%, 8/01/2029, 144A	1,369,044
340,000	Arches Buyer, Inc., 4.250%, 6/01/2028, 144A	295,865
285,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	234,253
210,000	Match Group Holdings II LLC, 5.000%, 12/15/2027, 144A	194,757
150,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/2027, 144A	132,296
830,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	621,016
1,235,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	1,136,692
4,595,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	4,572,301
230,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	235,256
535,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	545,225

		9,336,705

	Consumer Products – 1.1%
180,000	Coty, Inc., 5.000%, 4/15/2026, 144A	172,497
520,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	479,440
1,060,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	913,402
665,000	Mattel, Inc., 3.750%, 4/01/2029, 144A	585,088
690,000	Newell Brands, Inc., 4.700%, 4/01/2026	648,152
225,000	Prestige Brands, Inc., 3.750%, 4/01/2031, 144A	186,276

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Products – continued
$ 505,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031, 144A	$411,400

		3,396,255

	Diversified Manufacturing – 0.5%
365,000	Chart Industries, Inc., 7.500%, 1/01/2030, 144A	372,393
385,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	311,815
920,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	763,233

		1,447,441

	Electric – 1.7%
2,545,000	Calpine Corp., 4.500%, 2/15/2028, 144A	2,304,068
445,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	369,283
985,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	758,928
290,000	Talen Energy Supply LLC, 8.625%, 6/01/2030, 144A	300,150
1,665,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	1,622,776

		5,355,205

	Environmental – 0.5%
35,000	Clean Harbors, Inc., 5.125%, 7/15/2029, 144A	33,114
285,000	Clean Harbors, Inc., 6.375%, 2/01/2031, 144A	286,784
1,430,000	Covanta Holding Corp., 4.875%, 12/01/2029, 144A	1,236,950

		1,556,848

	Finance Companies – 3.7%
1,000,000	AGFC Capital Trust I, 3 mo. USD LIBOR + 1.750%, 7.010%, 1/15/2067, 144A(b)	511,940
345,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(a)	240,776
405,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	285,525
510,406	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(c)	467,200
535,000	Home Point Capital, Inc., 5.000%, 2/01/2026, 144A	479,673
3,105,000	Navient Corp., Series A, MTN, 5.625%, 8/01/2033	2,334,960
715,000	OneMain Finance Corp., 3.500%, 1/15/2027	613,427
1,380,000	OneMain Finance Corp., 4.000%, 9/15/2030	1,062,600

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$ 125,000	OneMain Finance Corp., 5.375%, 11/15/2029	$106,269
990,000	OneMain Finance Corp., 7.125%, 3/15/2026	972,667
1,220,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	1,079,700
3,135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	2,542,038
1,235,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	966,066

		11,662,841

	Financial Other – 2.3%
200,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	51,734
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	94,876
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	18,052
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	16,940
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(d)	19,589
535,665	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	32,847
441,195	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031, 144A	58,123
55,431	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%-36.271%, 1/31/2031, 144A(e)	1,663
810,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(d)	38,877
405,000	China Evergrande Group, 8.750%, 6/28/2025(d)	24,575
200,000	China Evergrande Group, 9.500%, 4/11/2022(d)	12,118
650,312	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(f)	55,628
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(d)	11,729
3,015,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	2,368,885
15,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	14,332
970,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	836,528
335,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	304,888
950,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	883,123
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	27,224

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$ 200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	$13,490
800,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	52,072
610,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	37,751
200,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	13,612
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(d)	20,742
660,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	535,392
350,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	306,581
1,320,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	1,084,307
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	20,170
260,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(d)	19,692
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)	15,148
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	14,524
200,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(d)	32,274
405,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(d)	59,218
265,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(d)	43,142
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	13,264
405,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	26,859
920,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	38,349
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	8,337
205,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(d)	8,545
295,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(d)	10,325

		7,245,525

	Food & Beverage – 0.9%
425,000	HLF Financing Sarl LLC/Herbalife International, Inc., 4.875%, 6/01/2029, 144A	302,927
1,205,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032, 144A	1,076,397
410,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	365,028

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$ 895,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	$764,360
375,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	300,456

		2,809,168

	Gaming – 3.1%
340,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	303,740
750,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	746,527
1,025,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	846,985
90,000	Penn Entertainment, Inc., 4.125%, 7/01/2029, 144A	73,863
690,000	Sands China Ltd., 3.350%, 3/08/2029	574,902
1,530,000	Sands China Ltd., 4.875%, 6/18/2030	1,361,810
745,000	Sands China Ltd., 5.900%, 8/08/2028	710,123
755,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	750,969
1,310,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	1,311,638
520,000	VICI Properties LP, 4.375%, 5/15/2025	502,556
280,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	261,935
295,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	278,692
250,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	241,561
220,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	218,644
705,000	Wynn Macau Ltd., 5.500%, 1/15/2026, 144A	654,769
1,020,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	889,950

		9,728,664

	Government Sponsored – 0.2%
495,000	Petrobras Global Finance BV, 6.500%, 7/03/2033	484,358

	Health Care REITs – 0.1%
465,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	320,393

	Health Insurance – 0.5%
1,070,000	Centene Corp., 2.450%, 7/15/2028	914,589

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Health Insurance – continued
$ 870,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	$729,364

		1,643,953

	Healthcare – 1.2%
875,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	708,750
455,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	392,315
1,475,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	1,161,898
440,000	Garden Spinco Corp., 8.625%, 7/20/2030, 144A	472,890
185,000	Hologic, Inc., 3.250%, 2/15/2029, 144A	161,857
675,000	Medline Borrower LP, 3.875%, 4/01/2029, 144A	586,618
350,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	299,687

		3,784,015

	Home Construction – 0.0%
115,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	105,669
40,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	35,294

		140,963

	Independent Energy – 6.4%
585,000	Antero Resources Corp., 5.375%, 3/01/2030, 144A	541,561
65,000	Apache Corp., 4.375%, 10/15/2028	59,365
285,000	Apache Corp., 4.750%, 4/15/2043	209,475
315,000	Baytex Energy Corp., 8.500%, 4/30/2030, 144A	307,619
270,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	273,422
375,000	Callon Petroleum Co., 7.500%, 6/15/2030, 144A	353,952
355,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	351,063
925,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	901,840
585,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	580,458
195,000	Chord Energy Corp., 6.375%, 6/01/2026, 144A	193,318
1,050,000	Civitas Resources, Inc., 8.375%, 7/01/2028, 144A	1,061,865

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 440,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	$402,577
2,180,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	1,674,903
330,000	Continental Resources, Inc., 4.900%, 6/01/2044	256,440
455,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	432,549
490,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	459,870
655,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	607,683
345,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	311,363
610,000	EQT Corp., 3.900%, 10/01/2027	563,957
65,000	EQT Corp., 5.700%, 4/01/2028	64,153
315,000	Gulfport Energy Corp., 8.000%, 5/17/2026, 144A	316,481
440,000	Matador Resources Co., 5.875%, 9/15/2026	426,380
515,000	Matador Resources Co., 6.875%, 4/15/2028, 144A	509,743
260,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	244,508
795,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	779,100
750,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031, 144A	736,875
300,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	304,620
215,000	Occidental Petroleum Corp., 6.450%, 9/15/2036	220,654
1,250,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	1,286,937
1,090,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	1,132,619
965,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	1,109,152
590,000	Permian Resources Operating LLC, 5.875%, 7/01/2029, 144A	555,786
185,000	Permian Resources Operating LLC, 6.875%, 4/01/2027, 144A	182,225
315,000	Range Resources Corp., 8.250%, 1/15/2029	327,978
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(d)	23,100
135,000	SM Energy Co., 5.625%, 6/01/2025	131,921
210,000	SM Energy Co., 6.625%, 1/15/2027	203,963

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 430,000	SM Energy Co., 6.750%, 9/15/2026	$419,125
360,000	Southwestern Energy Co., 5.375%, 2/01/2029	338,999
710,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	621,522
455,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	468,650

		19,947,771

	Industrial Other – 0.1%
385,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	364,563

	Leisure – 3.5%
1,830,000	Carnival Corp., 5.750%, 3/01/2027, 144A	1,684,680
40,000	Carnival Corp., 6.000%, 5/01/2029, 144A	35,713
115,000	Carnival Corp., 9.875%, 8/01/2027, 144A	119,788
380,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	334,254
5,000	NCL Corp. Ltd., 5.875%, 3/15/2026	4,678
2,765,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	2,586,833
295,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	265,506
465,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	404,131
1,315,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	1,207,105
1,730,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,613,294
530,000	Royal Caribbean Cruises Ltd., 11.625%, 8/15/2027, 144A	576,343
305,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	272,998
565,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	519,303
260,000	Viking Cruises Ltd., 7.000%, 2/15/2029, 144A	241,800
870,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	796,050
335,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	307,362

		10,969,838

	Lodging – 1.3%
255,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	212,603

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – continued
$ 1,030,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	$864,104
705,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	625,652
790,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	681,821
450,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	382,872
1,700,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,438,625

		4,205,677

	Media Entertainment – 1.0%
665,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A(d)	22,444
425,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A(d)	10,696
1,950,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	1,470,079
1,050,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	881,217
255,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	226,313
490,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	421,753
245,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	217,284

		3,249,786

	Metals & Mining – 2.4%
900,000	ATI, Inc., 4.875%, 10/01/2029	810,170
125,000	ATI, Inc., 5.875%, 12/01/2027	120,971
510,000	Commercial Metals Co., 4.125%, 1/15/2030	453,850
1,008,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	992,278
3,030,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	2,955,765
650,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	528,139
485,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028, 144A	481,217
735,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	735,099
163,000	U.S. Steel Corp., 6.875%, 3/01/2029	161,227

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 170,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	$126,429

		7,365,145

	Midstream – 5.3%
520,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	483,174
240,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026, 144A	243,403
820,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	828,923
555,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	488,672
595,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	530,688
490,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	457,537
75,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	63,479
485,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	484,462
90,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	71,798
370,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	304,142
625,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	523,266
85,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	74,329
1,080,000	EQM Midstream Partners LP, 4.125%, 12/01/2026	1,004,437
140,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	126,610
1,230,000	EQM Midstream Partners LP, 7.500%, 6/01/2027, 144A	1,241,771
210,000	EQM Midstream Partners LP, 7.500%, 6/01/2030, 144A	212,509
570,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	530,153
1,415,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	1,234,587
895,000	Hess Midstream Operations LP, 5.125%, 6/15/2028, 144A	837,622
105,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	103,294
310,000	Holly Energy Partners LP/Holly Energy Finance Corp., 5.000%, 2/01/2028, 144A	285,962
285,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.375%, 4/15/2027, 144A	281,530
1,025,000	Kinetik Holdings LP, 5.875%, 6/15/2030, 144A	974,252

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 520,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	$435,318
350,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	310,517
415,000	Targa Resources Corp., 6.125%, 3/15/2033	424,043
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	97,035
135,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2028	128,835
915,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	880,568
1,555,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033, 144A	1,273,367
320,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031, 144A	275,189
130,000	Western Midstream Operating LP, 4.500%, 3/01/2028	122,589
450,000	Western Midstream Operating LP, 4.750%, 8/15/2028	427,098
540,000	Western Midstream Operating LP, 5.300%, 3/01/2048	450,752
300,000	Western Midstream Operating LP, 5.500%, 2/01/2050	245,721
10,000	Western Midstream Operating LP, 6.150%, 4/01/2033	10,079

		16,467,711

	Non-Agency Commercial Mortgage-Backed Securities – 1.4%
800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 5.105%, 5/10/2047, 144A(h)	532,009
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	89,143
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.297%, 8/10/2044, 144A(h)	142,610
1,830,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.297%, 8/10/2044, 144A(h)	571,432
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.842%, 6/10/2047, 144A(h)	317,132
720,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.430%, 8/15/2046(h)	707,947
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.484%, 8/15/2046(h)(i)	783,747
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.423%, 10/15/2030, 144A(h)	308,750
208,290	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1 mo. USD LIBOR + 1.470%, 6.664%, 11/15/2027, 144A(b)	149,969
310,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	234,887
545,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	200,947

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.473%, 12/15/2045(h)	$147,813
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.584%, 8/15/2046(h)	137,030

		4,323,416

	Oil Field Services – 1.1%
265,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	239,432
40,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	39,498
380,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	367,750
1,889,063	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	1,863,088
410,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028, 144A	418,713
440,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	446,706

		3,375,187

	Other REITs – 0.2%
120,000	Service Properties Trust, 3.950%, 1/15/2028	93,981
280,000	Service Properties Trust, 4.350%, 10/01/2024	269,421
75,000	Service Properties Trust, 4.650%, 3/15/2024	73,756
60,000	Service Properties Trust, 4.750%, 10/01/2026	52,088
215,000	Service Properties Trust, 4.950%, 2/15/2027	183,818

		673,064

	Packaging – 0.3%
422,598	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027(c)	342,366
410,000	LABL, Inc., 5.875%, 11/01/2028, 144A	372,887
360,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/2028, 144A	357,346

		1,072,599

	Pharmaceuticals – 4.0%
3,190,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	1,898,688
160,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	66,400
965,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027, 144A	617,793
640,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	582,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$ 575,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A(d)	$31,568
200,000	Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc., 6.125%, 4/01/2029, 144A	148,000
385,000	Grifols Escrow Issuer SA, 4.750%, 10/15/2028, 144A	334,134
1,150,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	948,778
870,000	Perrigo Finance Unlimited Co., 4.650%, 6/15/2030	769,866
770,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	684,275
245,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	272,017
200,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	225,436
265,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	237,452
5,915,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	3,888,096
510,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	471,787
715,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	736,830
515,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	539,762

		12,453,007

	Property & Casualty Insurance – 1.4%
355,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029, 144A	306,434
780,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	675,337
65,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.250%, 10/15/2027, 144A	58,331
670,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	604,999
425,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	368,704
975,000	HUB International Ltd., 7.250%, 6/15/2030, 144A	1,006,785
935,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061, 144A	585,609
1,920,000	MBIA Insurance Corp., 3 mo. USD LIBOR + 11.260%, 16.520%, 1/15/2033, 144A(b)(g)	57,600
560,000	USI, Inc., 6.875%, 5/01/2025, 144A	555,800

		4,219,599

	Refining – 0.5%
82,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	84,765

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Refining – continued
$ 545,000	Parkland Corp., 4.500%, 10/01/2029, 144A	$472,788
1,025,000	Parkland Corp., 4.625%, 5/01/2030, 144A	888,731

		1,446,284

	Restaurants – 1.2%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029, 144A	214,859
265,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	242,256
1,815,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	1,675,560
340,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	303,832
310,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027, 144A	299,218
735,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	622,178
530,000	Yum! Brands, Inc., 3.625%, 3/15/2031	457,880

		3,815,783

	Retailers – 1.5%
480,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	440,067
1,150,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	1,020,767
525,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	499,120
75,000	Bath & Body Works, Inc., 6.625%, 10/01/2030, 144A	72,404
315,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	288,221
90,000	Crocs, Inc., 4.125%, 8/15/2031, 144A	72,675
85,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	73,372
410,000	Macy’s Retail Holdings LLC, 5.875%, 4/01/2029, 144A	374,125
390,000	Michaels Cos., Inc., 7.875%, 5/01/2029, 144A	262,778
370,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	344,393
125,000	Nordstrom, Inc., 4.250%, 8/01/2031	97,437
845,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	707,640
480,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	393,881

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$ 90,000	Victoria’s Secret & Co., 4.625%, 7/15/2029, 144A	$65,730

		4,712,610

	Supermarkets – 0.3%
65,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.250%, 3/15/2026, 144A	60,032
1,029,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	974,982

		1,035,014

	Technology – 5.6%
675,000	Block, Inc., 2.750%, 6/01/2026	614,583
270,000	Broadcom, Inc., 4.300%, 11/15/2032	247,666
805,000	Cloud Software Group, Inc., 6.500%, 3/31/2029, 144A	716,757
2,855,000	CommScope Technologies LLC, 5.000%, 3/15/2027	1,987,269
740,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	515,089
225,000	Dun & Bradstreet Corp., 5.000%, 12/15/2029, 144A	198,389
700,000	Elastic NV, 4.125%, 7/15/2029, 144A	603,872
935,000	Entegris Escrow Corp., 5.950%, 6/15/2030, 144A	896,321
270,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	236,455
470,000	Gartner, Inc., 3.750%, 10/01/2030, 144A	409,332
610,000	Gen Digital, Inc., 6.750%, 9/30/2027, 144A	608,283
940,000	GoTo Group, Inc., 5.500%, 9/01/2027, 144A	517,116
360,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	309,322
975,000	Iron Mountain, Inc., 5.250%, 3/15/2028, 144A	911,584
405,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	364,927
1,480,000	Micron Technology, Inc., 6.750%, 11/01/2029	1,538,447
495,000	NCR Corp., 5.000%, 10/01/2028, 144A	441,753
795,000	NCR Corp., 5.125%, 4/15/2029, 144A	703,782
45,000	NCR Corp., 5.250%, 10/01/2030, 144A	39,123
1,315,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029, 144A	1,207,186

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$ 1,340,000	Newfold Digital Holdings Group, Inc., 6.000%, 2/15/2029, 144A	$1,005,188
725,000	Open Text Corp., 6.900%, 12/01/2027, 144A	738,072
40,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	33,872
380,000	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.000%, 6/15/2029, 144A	298,699
225,000	Sabre Global, Inc., 11.250%, 12/15/2027, 144A	190,687
400,000	Seagate HDD Cayman, 4.091%, 6/01/2029	351,888
540,000	Seagate HDD Cayman, 8.250%, 12/15/2029, 144A	564,014
30,600	Seagate HDD Cayman, 9.625%, 12/01/2032, 144A	33,765
1,125,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	962,428
125,000	Sensata Technologies, Inc., 4.375%, 2/15/2030, 144A	111,781

		17,357,650

	Transportation Services – 0.6%
2,015,000	Rand Parent LLC, 8.500%, 2/15/2030, 144A	1,824,441

	Treasuries – 4.1%
13,455,000	U.S. Treasury Notes, 2.625%, 5/31/2027	12,642,444

	Wireless – 1.4%
655,000	Altice France SA, 5.125%, 1/15/2029, 144A	466,947
685,000	Altice France SA, 5.500%, 10/15/2029, 144A	489,872
445,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	387,328
615,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	501,557
255,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	232,188
125,000	SBA Communications Corp., 3.125%, 2/01/2029	105,957
190,000	SBA Communications Corp., 3.875%, 2/15/2027	175,029
2,125,000	SoftBank Group Corp., 4.625%, 7/06/2028	1,836,425
105,000	Vodafone Group PLC, (fixed rate to 12/04/2050, variable rate thereafter), 5.125%, 6/04/2081	76,222

		4,271,525

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – 1.6%
$ 935,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	$766,008
1,375,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027, 144A	1,261,921
630,000	Iliad Holding SASU, 6.500%, 10/15/2026, 144A	594,609
705,000	Level 3 Financing, Inc., 3.625%, 1/15/2029, 144A	422,827
245,000	Level 3 Financing, Inc., 4.250%, 7/01/2028, 144A	157,747
200,000	Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	111,894
1,185,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	1,005,248
805,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	668,070

		4,988,324

	Total Non-Convertible Bonds (Identified Cost $299,835,849)	268,599,691

Convertible Bonds – 4.3%
	Airlines – 0.5%
1,390,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,593,635

	Cable Satellite – 1.2%
7,350,000	DISH Network Corp., 3.375%, 8/15/2026	3,730,125
200,000	DISH Network Corp., Zero Coupon, 6.944%-33.748%, 12/15/2025(e)	106,258

		3,836,383

	Consumer Cyclical Services – 0.3%
1,015,000	Uber Technologies, Inc., Zero Coupon, 0.980%-5.030%, 12/15/2025(e)	930,461
85,000	Zillow Group, Inc., 1.375%, 9/01/2026	106,887

		1,037,348

	Consumer Products – 0.1%
425,000	Beauty Health Co., 1.250%, 10/01/2026, 144A	333,359

	Gaming – 0.1%
190,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	235,410

	Healthcare – 0.8%
310,000	Lantheus Holdings, Inc., 2.625%, 12/15/2027, 144A	401,634

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Healthcare – continued
$ 2,470,000	Teladoc Health, Inc., 1.250%, 6/01/2027	$1,963,650

		2,365,284

	Leisure – 0.2%
555,000	NCL Corp. Ltd., 1.125%, 2/15/2027	510,423

	Pharmaceuticals – 0.9%
2,130,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,141,299
715,000	Livongo Health, Inc., 0.875%, 6/01/2025	645,931

		2,787,230

	Technology – 0.2%
660,000	Unity Software, Inc., Zero Coupon, 7.197%-7.662%, 11/15/2026(e)	527,010
110,000	Wolfspeed, Inc., 0.250%, 2/15/2028	84,260
200,000	Wolfspeed, Inc., 1.875%, 12/01/2029, 144A	154,200

		765,470

	Total Convertible Bonds (Identified Cost $17,292,193)	13,464,542

	Total Bonds and Notes (Identified Cost $317,128,042)	282,064,233

Senior Loans – 0.8%
	Leisure – 0.2%
318,384	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.467%, 10/18/2028(b)(j)	315,200
275,273	Carnival Corp., USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.217%, 6/30/2025(b)(j)	274,670

		589,870

	Media Entertainment – 0.5%
1,608,482	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.353%, 5/03/2028(b)(k)	1,540,926

	Property & Casualty Insurance – 0.1%
387,025	USI, Inc., 2022 Incremental Term Loan, 11/22/2029(l)	386,057

	Total Senior Loans (Identified Cost $2,539,706)	2,516,853

Collateralized Loan Obligations – 1.9%
920,000	AIG CLO LLC, Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.500%, 11.750%, 7/20/2034, 144A(b)	859,195
325,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3 mo. USD LIBOR + 6.600%, 11.850%, 12/19/2032, 144A(b)	281,300

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$ 730,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.100%, 11.350%, 10/20/2034, 144A(b)	$644,277
730,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3 mo. USD LIBOR + 6.750%, 12.010%, 10/15/2034, 144A(b)	593,277
735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3 mo. USD LIBOR + 6.360%, 11.621%, 4/21/2034, 144A(b)	703,089
985,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.250%, 11.500%, 7/02/2035, 144A(b)	944,592
470,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD LIBOR + 6.150%, 11.410%, 1/15/2035, 144A(b)	439,289
730,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.050%, 11.310%, 10/15/2034, 144A(b)	703,659
285,000	PPM CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.500%, 11.762%, 10/18/2034, 144A(b)	251,253
445,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.150%, 11.400%, 1/20/2035, 144A(b)	386,974

	Total Collateralized Loan Obligations (Identified Cost $6,347,576)	5,806,905

Shares
Common Stocks – 2.7%
	Aerospace & Defense – 0.1%
410	Lockheed Martin Corp.	188,756

	Air Freight & Logistics – 0.1%
1,413	United Parcel Service, Inc., Class B	253,280

	Banks – 0.0%
671	JPMorgan Chase & Co.	97,590

	Beverages – 0.1%
3,050	Coca-Cola Co.	183,671

	Biotechnology – 0.1%
1,782	AbbVie, Inc.	240,089

	Capital Markets – 0.1%
137	BlackRock, Inc.	94,686
1,826	Morgan Stanley	155,941

		250,627

	Chemicals – 0.0%
258	Linde PLC	98,319

	Communications Equipment – 0.0%
1,229	Cisco Systems, Inc.	63,588

	Consumer Staples Distribution & Retail – 0.1%
182	Costco Wholesale Corp.	97,985
1,041	Walmart, Inc.	163,624

		261,609

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – 0.0%
482	Packaging Corp. of America	$63,701

	Electric Utilities – 0.1%
1,364	Duke Energy Corp.	122,405
539	NextEra Energy, Inc.	39,994

		162,399

	Electrical Equipment – 0.0%
1,200	Emerson Electric Co.	108,468

	Financial Services – 0.0%
246	Mastercard, Inc., Class A	96,752

	Ground Transportation – 0.0%
635	Union Pacific Corp.	129,934

	Health Care Equipment & Supplies – 0.1%
1,489	Abbott Laboratories	162,331

	Health Care Providers & Services – 0.1%
413	Elevance Health, Inc.	183,492
382	UnitedHealth Group, Inc.	183,604

		367,096

	Hotels, Restaurants & Leisure – 0.1%
2,176	Starbucks Corp.	215,555

	Household Products – 0.1%
1,475	Procter & Gamble Co.	223,816

	IT Services – 0.0%
505	Accenture PLC, Class A	155,833

	Life Sciences Tools & Services – 0.0%
235	Thermo Fisher Scientific, Inc.	122,611

	Machinery – 0.1%
474	Cummins, Inc.	116,206
429	Deere & Co.	173,826

		290,032

	Media – 0.1%
110,256	Altice USA, Inc., Class A(g)	332,973
5,431	Comcast Corp., Class A	225,658
27,529	iHeartMedia, Inc., Class A(g)	100,206

		658,837

	Metals & Mining – 0.1%
3,765	Newmont Corp.	160,615

	Oil, Gas & Consumable Fuels – 0.6%
42,669	Battalion Oil Corp.(g)	243,640
7,700	Canadian Natural Resources Ltd.	433,202
632	Devon Energy Corp.	30,551

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
4,443	Diamondback Energy, Inc.	$583,632
2,504	EOG Resources, Inc.	286,558
1,621	Pioneer Natural Resources Co.	335,839
4,262	Williams Cos., Inc.	139,069

		2,052,491

	Pharmaceuticals – 0.1%
2,400	Bristol-Myers Squibb Co.	153,480
1,180	Johnson & Johnson	195,314
296	Merck & Co., Inc.	34,155

		382,949

	Professional Services – 0.0%
357	Clarivate PLC(g)	3,402

	Semiconductors & Semiconductor Equipment – 0.2%
340	Broadcom, Inc.	294,926
2,332	Microchip Technology, Inc.	208,924
1,666	QUALCOMM, Inc.	198,321

		702,171

	Software – 0.1%
826	Microsoft Corp.	281,286

	Specialized REITs – 0.1%
841	American Tower Corp.	163,104

	Specialty Retail – 0.1%
523	Home Depot, Inc.	162,465

	Technology Hardware, Storage & Peripherals – 0.1%
1,048	Apple, Inc.	203,281
321	IQOR U.S., Inc.(g)	214

		203,495

	Trading Companies & Distributors – 0.0%
1,666	Fastenal Co.	98,277

	Total Common Stocks (Identified Cost $15,547,392)	8,605,149

Preferred Stocks – 0.5%
Convertible Preferred Stocks – 0.3%
	Midstream – 0.1%
3,556	El Paso Energy Capital Trust I, 4.750%	165,176

	Technology – 0.2%
17,057	Clarivate PLC, Series A, 5.250%	700,190

	Total Convertible Preferred Stocks (Identified Cost $1,124,890)	865,366

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – 0.2%
	Home Construction – 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%	$380,324

	Other REITs – 0.1%
3,363	Prologis, Inc., Series Q, 8.540%	190,178

	Total Non-Convertible Preferred Stocks (Identified Cost $192,799)	570,502

	Total Preferred Stocks (Identified Cost $1,317,689)	1,435,868

Exchange-Traded Funds – 0.8%
33,000	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $2,897,347)	2,477,310

Principal Amount (‡)
Short-Term Investments – 1.8%
$4,142,480	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $4,143,274 on 7/03/2023 collateralized by $4,451,700 U.S. Treasury Note, 2.750% due 4/30/2027 valued at $4,225,410 including accrued interest(m)	4,142,480
1,670,000	U.S. Treasury Bills, 5.180%, 10/17/2023(n)	1,644,381
	Total Investments – 98.9% (Identified Cost $351,564,280)	308,693,179
	Other assets less liabilities – 1.1%	3,383,465

	Net Assets – 100.0%	$312,076,644

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Perpetual bond with no specified maturity date.
(b)	Variable rate security. Rate as of June 30, 2023 is disclosed.
(c)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2023, interest payments were made in cash.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(f)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2023, interest payments were made in principal.
(g)	Non-income producing security.
(h)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2023 is disclosed.
(i)	Level 3 security. Value has been determined using significant unobservable inputs.
(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.50%, to which the spread is added.
(l)	Position is unsettled. Contract rate was not determined at June 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $188,004,586 or 60.2% of net assets.
ABS	Asset-Backed Securities
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
EUR	Euro

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/20/2023	EUR	S445,000	$481,966	$487,441	$(5,475)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$3,539,669	$783,747	$4,323,416
All Other Non-Convertible Bonds*	—	264,276,275	—	264,276,275

Total Non-Convertible Bonds	—	267,815,944	783,747	268,599,691

Convertible Bonds*	—	13,464,542	—	13,464,542

Total Bonds and Notes	—	281,280,486	783,747	282,064,233

Senior Loans*	—	2,516,853	—	2,516,853
Collateralized Loan Obligations	—	5,806,905	—	5,806,905
Common Stocks
Technology Hardware, Storage & Peripherals	203,281	214	—	203,495
All Other Common Stocks*	8,401,654	—	—	8,401,654

Total Common Stocks	8,604,935	214	—	8,605,149

Preferred Stocks
Convertible Preferred Stocks*	865,366	—	—	865,366
Non-Convertible Preferred Stocks
Other REITs	—	190,178	—	190,178
All Other Non-Convertible Preferred Stocks*	380,324	—	—	380,324

Total Non-Convertible Preferred Stocks	380,324	190,178	—	570,502

Total Preferred Stocks	1,245,690	190,178	—	1,435,868

Exchange-Traded Funds	2,477,310	—	—	2,477,310
Short-Term Investments	—	5,786,861	—	5,786,861

Total	$12,327,935	$295,581,497	$783,747	$308,693,179

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(5,475)	$—	$(5,475)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or June 30, 2023:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2023
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$30,800	$—	$—	$—	$—	$—	$—	$(30,800)	$—	$—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	7,787	—	—	775,960	—	783,747	7,787
Property & Casualty Insurance	235,200	—	—	—	—	—	—	(235,200)	—	—

Total	$266,000	$—	$—	$7,787	$—	$—	$775,960	$(266,000)	$783,747	$7,787

A debt security valued at $30,800 was transferred from Level 3 to Level 2 during the period ended June 30, 2023. At September 30, 2022, this security was fair valued as determined by the Fund’s valuation designee as an independent pricing service was unable to price the security. At June 30, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $775,960 was transferred from Level 2 to Level 3 during the period ended June 30, 2023. At September 30, 2022, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2023, this security was fair valued as determined by the Fund’s valuation designee as an independent pricing service was unable to price the security.

A debt security valued at $235,200 was transferred from Level 3 to Level 2 during the period ended June 30, 2023. At September 30, 2022, this security was fair valued as determined by the Fund’s valuation designee as an independent pricing service did not provide a reliable price for the security. At June 30, 2023, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of June 30, 2023, the Fund engaged in forward foreign currency contracts for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of June 30, 2023:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(5,475)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2023, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America N.A.	$(5,475)	$—

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at June 30, 2023 (Unaudited)

Cable Satellite	8.4%
Independent Energy	6.4
Technology	6.0
Midstream	5.4
Pharmaceuticals	5.0
Treasuries	4.1
Leisure	3.9
Automotive	3.8
Finance Companies	3.7
Consumer Cyclical Services	3.3
Gaming	3.2
Banking	2.8
Metals & Mining	2.5
Building Materials	2.4
Chemicals	2.3
Financial Other	2.3
Healthcare	2.0
Other Investments, less than 2% each	26.9
Collateralized Loan Obligations	1.9
Short-Term Investments	1.8
Exchange-Traded Funds	0.8

Total Investments	98.9
Other assets less liabilities (including forward foreign currency contracts)	1.1

Net Assets	100.0%